Export Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Summary of export sales
Export Sales	$ 111,159	$ 102,022	$ 103,232
Export sales as a percent of net sales	37.00%	37.00%	40.00%